Other Receivables and Prepaid Expenses (Details) - Schedule of other receivables - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of other receivables [Abstract]
Rent and other deposits		$ 16,296	$ 14,716
Advance to third parties	[1]	2,799,874
Employee advances and others		915,242	8,095
Prepaid VAT taxes		63,682	226,206
Prepaid consulting fee		646,852	1,136,377
Total other receivables and prepaid expenses		$ 4,441,946	$ 1,385,394

[1]	This advance was short term, non-interest bearing and due on demand. The Company collected full amount of advance by March 22, 2023.